Emerging Markets Core Fund
Portfolio of Investments
July 31, 2020 (unaudited)
Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—60.7%
		Aerospace & Defense—0.3%
$2,500,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 5.400%, 2/1/2027	$2,284,850
550,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	551,939
		TOTAL	2,836,789
		Air Transportation—0.2%
1,050,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	975,088
1,640,000		Gol Finance, Sr. Unsecd. Note, 144A, 7.000%, 1/31/2025	893,800
		TOTAL	1,868,888
		Airport—0.2%
995,580		Aeropuerto Internacional de Tocumen SA, 144A, 6.000%, 11/18/2048	1,105,297
442,064		Aeropuertos Argentina 2000 S.A., 144A, 9.375%, 2/1/2027	326,022
466,000		Mexico City Airport Trust, 144A, 3.875%, 4/30/2028	409,992
403,000		Mexico City Airport Trust, Sec. Fac. Bond, 144A, 5.500%, 10/31/2046	337,732
		TOTAL	2,179,043
		Automotive—0.5%
1,075,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.750%, 4/6/2023	1,186,580
975,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.875%, 4/7/2025	1,141,240
1,300,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 6.375%, 4/8/2030	1,644,066
1,200,000		Kia Motors Corp., Sr. Unsecd. Note, REGS, 3.500%, 10/25/2027	1,279,127
		TOTAL	5,251,013
		Banking—9.1%
3,800,000		Akbank TAS, 144A, 7.200%, 3/16/2027	3,461,336
1,500,000		Akbank TAS, Sr. Unsecd. Note, 144A, 6.800%, 2/6/2026	1,472,346
3,500,000		Akbank TAS, Sub. Note, REGS, 6.797%, 4/27/2028	3,012,555
2,000,000	[1]	Al Ahli Bank of Kuwait, Jr. Sub. Note, 7.250%, 9/26/2023	2,018,848
2,500,000	[1]	Alfa Bank (Alfa Bond), Jr. Sub. Note, 8.000%, 2/3/2022	2,526,362
300,000		Alfa Bank (Alfa Bond), Sub. Deb., 144A, 5.950%, 4/15/2030	302,589
1,160,000		BBVA Bancomer SA Mexico, Jr. Sub. Note, 144A, 5.350%, 11/12/2029	1,134,016
700,000		BBVA Bancomer SA Mexico, Sub. Deb., 144A, 5.875%, 9/13/2034	688,933
500,000		BBVA Bancomer SA Texas, Sub. Note, REGS, 6.750%, 9/30/2022	540,708
1,000,000		Banco Bradesco SA, Sub., 144A, 5.750%, 3/1/2022	1,048,615
900,000		Banco Bradesco SA, Sub., REGS, 5.750%, 3/1/2022	943,754
750,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 4.500%, 1/10/2025	751,500
450,000		Banco Davivienda S A, REGS, 5.875%, 7/9/2022	472,376
2,000,000		Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	2,135,000
1,200,000		Banco Do Brasil S.A., 3.875%, 10/10/2022	1,234,050
1,000,000		Banco Do Brasil S.A., Jr. Sub. Note, 144A, 9.000%, 12/18/2068	1,085,900
500,000	[1]	Banco Do Brasil S.A., Jr. Sub. Note, REGS, 6.250%, 4/15/2024	470,625
2,000,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 4.625%, 1/15/2025	2,104,400
2,000,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 4.750%, 3/20/2024	2,094,390
300,000		Banco do Estado do Rio Grande do Sul SA, Sub., 144A, 7.375%, 2/2/2022	314,546
700,000		Banco General SA, Sr. Unsecd. Note, 144A, 4.125%, 8/7/2027	761,992
500,000		Banco Internacional del Peru SAA Interbank, Sr. Unsecd. Note, 144A, 3.250%, 10/4/2026	514,295
500,000		Banco Reservas Rep Domin, 144A, 7.000%, 2/1/2023	501,875

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$250,000		Banco Reservas Rep Domin, REGS, 7.000%, 2/1/2023	$250,938
750,000		Banco Votorantim, Sr. Unsecd. Note, 144A, 4.375%, 7/29/2025	754,223
700,000		Bancolombia S.A., Sub., 4.875%, 10/18/2027	685,083
800,000		Bangkok Bank Public Co. Ltd. (HK), Sub. Deb., 144A, 3.733%, 9/25/2034	804,276
750,000		Banistmo S.A., Sr. Unsecd. Note, 144A, 4.250%, 7/31/2027	745,875
2,630,000		Bank of China Ltd., 144A, 5.000%, 11/13/2024	2,957,646
2,600,000		Bank of China Ltd., Sub. Note, REGS, 5.000%, 11/13/2024	2,923,908
1,200,000		Caixa Economica Federal, 144A, 3.500%, 11/7/2022	1,226,718
231,428		Cielo USA, Inc., Sr. Unsecd. Note, 144A, 3.750%, 11/16/2022	233,979
400,000		Compania General de Combustibles SA, Sr. Unsecd. Note, REGS, 9.500%, 11/7/2021	328,800
800,000		Credicorp Ltd., Sr. Unsecd. Note, 144A, 2.750%, 6/17/2025	803,904
1,000,000		Credit Bank of Moscow Via CBOM Finance PLC, Sr. Unsecd. Note, 144A, 4.700%, 1/29/2025	986,610
800,000		DBS Group Holdings Ltd., Sr. Sub., 144A, 4.520%, 12/11/2028	872,077
2,000,000	[1]	DIB Tier 1 Sukuk 2 Ltd., Jr. Sub. Note, 6.750%, 1/20/2021	2,007,712
500,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	505,016
500,000		Development Bank of the Republic of Belarus JSC, Sr. Unsecd. Note, 144A, 6.750%, 5/2/2024	476,060
900,000		Global Bank Corp., Sr. Unsecd. Note, 144A, 4.500%, 10/20/2021	921,938
500,000	[1]	Grupo Financiero Santander Mexico SAB de CV, Jr. Sub. Deb., 8.500%, 1/20/2022	502,500
732,625		Halyk Savings Bank of Kazakhstan JSC, Sr. Unsecd. Note, REGS, 5.500%, 12/21/2022	732,969
2,500,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	2,814,180
850,000		Industrial Senior Trust, Sr. Unsecd. Note, REGS, 5.500%, 11/1/2022	876,966
1,000,000	[1]	Itau Unibanco Holding SA, Jr. Sub. Note, REGS, 6.500%, 3/19/2023	971,750
1,000,000		Itau Unibanco Holding SA, Sr. Unsecd. Note, 144A, 3.250%, 1/24/2025	1,015,750
1,300,000		Itau Unibanco Holding SA, Sub., REGS, 5.500%, 8/6/2022	1,376,070
1,000,000		Kasikornbank Public Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.256%, 7/12/2023	1,053,640
1,500,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, 144A, 5.373%, 2/13/2022	1,539,525
3,800,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, REGS, 4.755%, 11/11/2024	3,876,095
1,700,000		Multibank, Inc., Sr. Unsecd. Note, 144A, 4.375%, 11/9/2022	1,729,351
1,300,000	[1]	NBK Tier 1 Financing 2 Ltd., Jr. Sub. Deb., 144A, 4.500%, 11/27/2025	1,250,136
2,000,000		Sberbank of Russia, REGS, 5.125%, 10/29/2022	2,106,420
1,732,000		Shinhan Bank, Sub., REGS, 3.750%, 9/20/2027	1,882,352
300,000	[1]	Shinhan Financial Group Co. Ltd., Jr. Sub. Note, 5.875%, 8/13/2023	319,866
1,000,000		Shriram Transport Finance Co. Ltd., Sec. Fac. Bond, 144A, 5.100%, 7/16/2023	938,783
200,000		Sibur Securities DAC, Sr. Unsecd. Note, 144A, 3.450%, 9/23/2024	206,616
3,300,000		SovCo Capital Partners BV, Sub. Deb., 144A, 8.000%, 4/7/2030	3,336,148
2,000,000		State Bank India/London, Sr. Unsecd. Note, 144A, 4.375%, 1/24/2024	2,141,580
300,000		TBC Bank JSC, Sr. Unsecd. Note, 144A, 5.750%, 6/19/2024	304,800
1,500,000		Talent Yield Investments, Sr. Unsecd. Note, REGS, 4.500%, 4/25/2022	1,564,842
3,000,000		Turkiye Garanti Bankasi AS, REGS, 5.250%, 9/13/2022	2,967,696
600,000		Turkiye Sinai Kalkinma Bankasi AS, Sr. Unsecd. Note, 144A, 6.000%, 1/23/2025	568,685
1,500,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 5.250%, 2/5/2025	1,353,525
1,700,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 8.125%, 3/28/2024	1,722,967
500,000		VTB Capital SA, Sub., REGS, 6.950%, 10/17/2022	532,750
3,000,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	2,944,443
1,600,000		Woori Bank, Jr. Sub. Deb., 144A, 5.250%, 11/16/2068	1,665,527
500,000		Woori Bank, Sub. Note, 144A, 4.750%, 4/30/2024	550,972

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$1,500,000		Yapi ve Kredi Bankasi A.S., Sr. Unsecd. Note, 144A, 8.250%, 10/15/2024	$1,539,075
		TOTAL	91,461,753
		Beverage & Tobacco—0.5%
500,000		Ajecorp BV, REGS, 6.500%, 5/14/2022	496,757
1,000,000		Central American Bottling Corp., Sr. Unsecd. Note, REGS, 5.750%, 1/31/2027	1,052,500
2,000,000		Coca-Cola Icecek AS, Sr. Unsecd. Note, REGS, 4.215%, 9/19/2024	2,012,900
1,000,000		The Central American Bottling Corp., Sr. Unsecd. Note, 144A, 5.750%, 1/31/2027	1,052,500
		TOTAL	4,614,657
		Brewing—0.4%
3,700,000		Anadolu Efes Biracilik ve Malt Sanayii A.S., REGS, 3.375%, 11/1/2022	3,686,499
		Broadcast Radio & TV—0.1%
600,000		Globo Comunicaco e Part, Sr. Unsecd. Note, 144A, 5.125%, 3/31/2027	607,500
430,000		Grupo Televisa S.A., Sr. Note, 8.500%, 3/11/2032	641,402
		TOTAL	1,248,902
		Building & Development—0.1%
1,000,000		Rutas 2 & 7 Finance Ltd., 144A, 0.001%, 9/30/2036	693,750
		Building Materials—0.2%
1,800,000		Cemex SAB de CV, Sec. Fac. Bond, 144A, 7.375%, 6/5/2027	1,923,498
		Business Equipment & Services—0.1%
1,000,000		GNL Quintero SA, Sr. Unsecd. Note, REGS, 4.634%, 7/31/2029	1,081,060
		Chemicals & Plastics—3.1%
700,000		Alpek Sa De CV, Sr. Unsecd. Note, 144A, 4.250%, 9/18/2029	718,942
500,000		Alpek Sa De CV, Sr. Unsecd. Note, REGS, 5.375%, 8/8/2023	535,573
500,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, REGS, 7.450%, 11/15/2029	441,875
2,000,000		Braskem Netherlands Finance BV, Sr. Unsecd. Note, 144A, 4.500%, 1/31/2030	1,856,000
4,300,000		Braskem Netherlands Finance BV, Sr. Unsecd. Note, REGS, 4.500%, 1/10/2028	4,067,800
2,100,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 3.500%, 7/19/2022	2,170,539
4,200,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.125%, 7/19/2027	4,693,944
2,500,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.875%, 3/14/2025	2,818,312
1,000,000		GC Treasury Center Co., Ltd., Sr. Unsecd. Note, REGS, 4.250%, 9/19/2022	1,053,815
3,300,000		Groupe Office Cherifien des Phosphates SA, 144A, 6.875%, 4/25/2044	4,115,318
700,000		LG Chem Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/15/2029	781,022
1,800,000		Mexichem SA de CV, 144A, 4.875%, 9/19/2022	1,905,327
1,500,000		Petkim Petrokimya Holding A.S., Sr. Unsecd. Note, REGS, 5.875%, 1/26/2023	1,485,345
4,000,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.875%, 3/27/2024	3,760,000
500,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 6.500%, 9/27/2028	453,750
		TOTAL	30,857,562
		Conglomerates—0.4%
1,000,000		Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, 144A, 6.950%, 3/14/2026	1,022,801
2,600,000		Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, REGS, 6.950%, 3/14/2026	2,659,284
		TOTAL	3,682,085
		Consumer Products—0.0%
400,000		ATENTO LUXCO 1 SA, 144A, 6.125%, 8/10/2022	374,000
		Finance—2.1%
2,000,000	[1]	CNRC Capitale Ltd., Sr. Unsecd. Note, 3.900%, 6/2/2022	2,037,444
2,500,000		China Overseas Finance Cayman VII Ltd., Sr. Unsecd. Note, 4.750%, 4/26/2028	2,933,812
1,200,000		Corp Financi De Desarrol, Sub. Note, 144A, 5.250%, 7/15/2029	1,268,628

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Finance—continued
$1,900,000		Grupo Aval Ltd., Sr. Unsecd. Note, 144A, 4.375%, 2/4/2030	$1,825,900
800,000		Grupo Aval Ltd., Sr. Unsecd. Note, 144A, 4.750%, 9/26/2022	818,812
500,000		Gruposura Finance, Sr. Unsecd. Note, 144A, 5.500%, 4/29/2026	546,155
4,300,000		Huarong Finance 2017 Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	4,704,941
1,000,000		Latam Finance Ltd., Sr. Unsecd. Note, 144A, 6.875%, 4/11/2024	347,510
900,000		MDC-GMTN BV, Sr. Unsecd. Note, 144A, 3.700%, 11/7/2049	1,057,203
2,000,000		QNB Finansbank AS/Turkey, Sr. Unsecd. Note, REGS, 4.875%, 5/19/2022	1,972,056
3,000,000		QNB Finansbank AS/Turkey, Sr. Unsecd. Note, REGS, 6.875%, 9/7/2024	3,052,500
650,000		SURA Asset Management SA, Sr. Unsecd. Note, 144A, 4.375%, 4/11/2027	701,714
		TOTAL	21,266,675
		Financial Intermediaries—0.8%
1,600,000	[1]	ADIB Capital Invest 2 Ltd., Jr. Sub. Note, 7.125%, 9/20/2023	1,691,728
1,300,000		Cimpor Financial Operations, 144A, 5.750%, 7/17/2024	881,888
1,500,000		Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.250%, 6/3/2021	1,515,795
1,500,000		Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.625%, 11/22/2021	1,531,827
1,500,000		Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 5.000%, 11/19/2025	1,686,930
500,000		ICD Funding Ltd., Sr. Unsecd. Note, 4.625%, 5/21/2024	528,102
		TOTAL	7,836,270
		Food Products—1.5%
1,400,000		BRF-Brasil Foods SA, Sr. Unsecd. Note, 144A, 4.875%, 1/24/2030	1,401,330
500,000		BRF SA, Sr. Unsecd. Note, REGS, 4.750%, 5/22/2024	518,072
500,000		ESAL GmbH, Sr. Unsecd. Note, REGS, 6.250%, 2/5/2023	505,500
3,800,000	[1]	Grupo Bimbo S.A.B. de CV, Sub., 144A, 5.950%, 4/17/2023	4,004,250
2,400,000		JBS Investments II GmbH, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,552,160
1,800,000		JBS Investments II GmbH, Sr. Unsecd. Note, 144A, 7.000%, 1/15/2026	1,939,095
500,000		Marfrig Holding Europe BV, Sr. Unsecd. Note, 144A, 7.000%, 3/15/2024	520,880
700,000		Minerva Luxembourg SA, Sr. Unsecd. Note, 144A, 5.875%, 1/19/2028	731,500
1,400,000		Minerva Luxembourg SA, Sr. Unsecd. Note, 144A, 6.500%, 9/20/2026	1,472,289
800,000		NBM US Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/6/2029	874,500
1,000,000		NBM US Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/14/2026	1,081,340
		TOTAL	15,600,916
		Food Services—0.7%
1,700,000		MARB BondCo PLC, Sr. Unsecd. Note, 144A, 6.875%, 1/19/2025	1,779,687
500,000		MARB BondCo PLC, Sr. Unsecd. Note, REGS, 7.000%, 3/15/2024	520,880
3,100,000		MHP Lux SA, Sr. Unsecd. Note, 144A, 6.250%, 9/19/2029	2,972,125
2,000,000		MHP Lux SA, Sr. Unsecd. Note, REGS, 6.950%, 4/3/2026	2,031,980
		TOTAL	7,304,672
		Forest Products—0.3%
500,000		Klabin Finance SA, Sr. Unsecd. Note, 144A, 4.875%, 9/19/2027	525,538
1,400,000		Suzano Austria GmbH, Sr. Unsecd. Note, 5.000%, 1/15/2030	1,461,684
1,000,000		Suzano Austria GmbH, Sr. Unsecd. Note, 6.000%, 1/15/2029	1,114,500
		TOTAL	3,101,722
		Government Agency—0.1%
700,000		Nacional Financiera, SNC, Sr. Unsecd. Note, REGS, 3.375%, 11/5/2020	700,595
180,000		Provincia de Entre Rios Argentina, Sr. Unsecd. Note, 144A, 8.750%, 2/8/2025	86,400
		TOTAL	786,995

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Health Care—0.1%
$1,630,000	Medco Bell Pte Ltd., Term Loan—1st Lien, 144A, 6.375%, 1/30/2027	$1,496,968
	Home Products & Furnishings—0.1%
1,200,000	Arcelik AS, Sr. Unsecd. Note, REGS, 5.000%, 4/3/2023	1,197,425
	Hotels, Motels, Inns & Casinos—0.1%
1,500,000	Studio City Finance Ltd., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2028	1,560,450
	Industrial Products & Equipment—0.4%
3,700,000	Cemex Finance LLC, REGS, 6.000%, 4/1/2024	3,766,082
	Insurance—0.0%
400,000	Kyobo Life Insurance Co Ltd., Sub., REGS, 3.950%, 1/24/2069	408,064
	Metals & Mining—3.5%
1,000,000	Abja Investment Co., 5.950%, 7/31/2024	1,025,500
1,800,000	Abja Investment Co., Sr. Unsecd. Note, 5.450%, 1/24/2028	1,731,360
500,000	Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	531,169
2,500,000	CSN Islands XI Corp., Sr. Unsecd. Note, 144A, 6.750%, 1/28/2028	2,325,000
800,000	CSN Resources SA, Sr. Unsecd. Note, 144A, 7.625%, 2/13/2023	811,000
1,000,000	Chinalco Capital Holdings Ltd., Sr. Unsecd. Note, 4.000%, 8/25/2021	1,012,641
1,000,000	Cia Brasileira de Alumin, Sr. Unsecd. Note, REGS, 6.750%, 4/5/2021	1,033,625
401,000	Eterna Capital Pte Ltd., Term Loan—1st Lien, Series A, 7.500%, 12/11/2022	204,871
2,000,000	Evraz PLC, Sr. Unsecd. Note, REGS, 5.375%, 3/20/2023	2,152,840
600,000	GTL Trade Finance, Inc., Sr. Unsecd. Note, 144A, 7.250%, 4/16/2044	755,577
200,000	GTL Trade Finance, Inc., Sr. Unsecd. Note, REGS, 5.893%, 4/29/2024	218,481
500,000	GUSAP III L.P., Sr. Unsecd. Note, 144A, 4.250%, 1/21/2030	509,210
300,000	Gerdau Trade, Inc., Sr. Unsecd. Note, 144A, 4.875%, 10/24/2027	319,500
1,000,000	Gold Fields Orogen Holding BVI Ltd., Sr. Unsecd. Note, REGS, 5.125%, 5/15/2024	1,092,605
300,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	304,332
1,920,000	JSW Steel Ltd., Sr. Unsecd. Note, 5.250%, 4/13/2022	1,920,204
2,000,000	MMK International Capital Designated Activity Co., Sr. Unsecd. Note, 144A, 4.375%, 6/13/2024	2,138,370
1,000,000	Metinvest BV, Sr. Unsecd. Note, 144A, 7.750%, 10/17/2029	930,420
720,000	Metinvest BV, Sr. Unsecd. Note, REGS, 7.750%, 4/23/2023	714,658
2,500,000	Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	2,830,800
600,000	Nexa Resources SA, Sr. Unsecd. Note, 144A, 6.500%, 1/18/2028	651,237
1,000,000	OCP S.A., Sr. Unsecd. Note, REGS, 5.625%, 4/25/2024	1,079,979
1,500,000	PT Adaro Indonesia, REGS, 4.250%, 10/31/2024	1,496,250
2,200,000	PT Indonesia Asahan Aluminium Tbk, Sr. Unsecd. Note, 144A, 6.530%, 11/15/2028	2,733,637
500,000	Polyus Finance PLC, Sr. Unsecd. Note, REGS, 5.250%, 2/7/2023	537,750
400,000	Samarco Mineracao SA, Sr. Unsecd. Note, 144A, 5.375%, 9/26/2024	213,000
600,000	Severstal OAO Via Steel Capital SA, Sr. Unsecd. Note, REGS, 3.150%, 9/16/2024	613,976
800,000	VM Holding S.A., Sr. Unsecd. Note, 144A, 5.375%, 5/4/2027	832,248
1,026,000	Vale Overseas Ltd., Sr. Unsecd. Note, 6.250%, 8/10/2026	1,234,791
1,800,000	Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 6.125%, 8/9/2024	1,184,410
1,400,000	Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 6.375%, 7/30/2022	1,011,500
1,000,000	Vedanta Resources PLC, REGS, 8.250%, 6/7/2021	866,000
	TOTAL	35,016,941
	Oil & Gas—17.2%
300,000	ADES International Holding PLC, Sec. Fac. Bond, REGS, 8.625%, 4/24/2024	285,060
700,000	Abu Dhabi Crude Oil Pipeline, 144A, 4.600%, 11/2/2047	879,319
800,000	BPRL, International Singapore, Sr. Unsecd. Note, Series EMTN, 4.375%, 1/18/2027	854,551

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Oil & Gas—continued
$1,400,000	CNOOC Finance 2013, Ltd., 3.300%, 9/30/2049	$1,597,901
3,000,000	CNOOC Finance 2013, Ltd., 4.250%, 5/9/2043	3,828,427
1,100,000	CNOOC Finance 2015 U.S.A. LLC, Sr. Unsecd. Note, 3.750%, 5/2/2023	1,176,611
1,250,000	CNOOC Finance 2015 U.S.A. LLC, Sr. Unsecd. Note, 4.375%, 5/2/2028	1,478,953
200,000	Ecopetrol SA, Sr. Unsecd. Note, 4.125%, 1/16/2025	209,022
1,000,000	Ecopetrol SA, Sr. Unsecd. Note, 6.875%, 4/29/2030	1,206,615
1,500,000	Empresa Nacional del Petroleo, Sr. Unsecd. Note, 144A, 4.375%, 10/30/2024	1,625,731
400,000	Frontera Energy Corp., Sr. Unsecd. Note, REGS, 9.700%, 6/25/2023	318,458
500,000	Geopark Ltd., Sr. Unsecd. Note, 144A, 5.500%, 1/17/2027	438,750
700,000	Geopark Ltd., Sr. Unsecd. Note, REGS, 6.500%, 9/21/2024	661,500
600,000	Gran Tierra Energy, Inc., Sr. Unsecd. Note, REGS, 6.250%, 2/15/2025	269,814
1,500,000	Hunt Oil Co. of Peru, Sr. Unsecd. Note, 144A, 6.375%, 6/1/2028	1,485,750
1,500,000	Indian Oil Corp. Ltd., Sr. Unsecd. Note, 4.750%, 1/16/2024	1,607,940
1,000,000	Indika Energy Capital III Pte Ltd., REGS, 5.875%, 11/9/2024	924,748
400,000	KazMunayGas National Co JSC, Sr. Unsecd. Note, REGS, 4.750%, 4/19/2027	448,880
400,000	Koc Holding A.S., Sr. Unsecd. Note, 144A, 6.500%, 3/11/2025	408,602
2,000,000	Koc Holding A.S., Sr. Unsecd. Note, REGS, 6.500%, 3/11/2025	2,043,010
750,000	Medco Platinum Road Pte. Ltd., 144A, 6.750%, 1/30/2025	731,091
1,950,280	Mv24 Captial BV, Term Loan—1st Lien, REGS, 6.748%, 6/1/2034	1,949,909
125,010	Odebrecht Drill VIII/IX, 144A, 6.350%, 12/1/2021	113,134
2,300,000	Oil & Gas Holdings, Sr. Unsecd. Note, 144A, 7.625%, 11/7/2024	2,524,250
837,000	Oil & Gas Holdings, Sr. Unsecd. Note, REGS, 7.625%, 11/7/2024	918,608
1,000,000	Orazul Energy Egenor SCA, Sr. Unsecd. Note, REGS, 5.625%, 4/28/2027	1,009,810
1,400,000	PTTEP Treasury Center Co. Ltd., Sr. Unsecd. Note, 144A, 3.903%, 12/6/2059	1,621,344
2,500,000	Pemex Project Funding Master Trust, Company Guarantee, 6.625%, 6/15/2035	2,143,162
1,950,000	Pertamina Persero PT, Sr. Unsecd. Note, REGS, 5.625%, 5/20/2043	2,465,199
500,000	Perusahaan Gas Negara PT, Sr. Unsecd. Note, REGS, 5.125%, 5/16/2024	546,196
6,558,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 144A, 5.093%, 1/15/2030	6,764,577
4,250,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	4,404,062
4,000,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 5.600%, 1/3/2031	4,203,500
2,000,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 5.625%, 5/20/2043	2,050,000
5,550,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 5.750%, 2/1/2029	6,003,990
500,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.125%, 1/17/2022	528,008
3,000,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.250%, 3/17/2024	3,288,450
2,400,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.750%, 6/3/2050	2,615,364
3,300,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.850%, 6/5/2115	3,499,650
2,950,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.900%, 3/19/2049	3,288,616
2,800,000	Petrobras Global Finance BV, Sr. Unsecd. Note, Series WI, 5.299%, 1/27/2025	3,030,300
3,955,000	Petrobras Global Finance BV, Sr. Unsecd. Note, Series WI, 5.999%, 1/27/2028	4,362,760
1,600,000	Petroleos Mexicanos, 3.500%, 1/30/2023	1,550,616
6,100,000	Petroleos Mexicanos, Sr. Unsecd. Note, 144A, 5.950%, 1/28/2031	5,253,960
2,362,000	Petroleos Mexicanos, Sr. Unsecd. Note, 144A, 6.490%, 1/23/2027	2,258,072
4,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 144A, 6.840%, 1/23/2030	3,724,900
5,300,000	Petroleos Mexicanos, Sr. Unsecd. Note, 144A, 6.950%, 1/28/2060	4,385,882
5,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 144A, 7.690%, 1/23/2050	4,404,700
2,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.250%, 1/15/2025	1,888,110
2,200,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/24/2022	2,215,983

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Oil & Gas—continued
$1,500,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	$1,471,718
4,900,000	Petroleos Mexicanos, Sr. Unsecd. Note, 5.625%, 1/23/2046	3,705,380
4,150,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 1/23/2045	3,306,616
6,850,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	5,577,818
7,400,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	6,505,969
6,170,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	4,866,279
5,860,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	5,421,027
246,833	Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, REGS, 6.000%, 5/8/2022	249,225
200,000	Petronas Capital Ltd., Sr. Unsecd. Note, 144A, 4.550%, 4/21/2050	275,404
1,200,000	Promigas SA ESP / Gases del Pacifico SAC, Sr. Unsecd. Note, 144A, 3.750%, 10/16/2029	1,176,162
500,000	Puma International Financing SA, Sr. Unsecd. Note, 144A, 5.125%, 10/6/2024	450,015
1,000,000	Rosneft Oil Co., 144A, 4.199%, 3/6/2022	1,033,850
1,500,000	SEPLAT Petroleum Development Co. PLC, Sr. Sub., REGS, 9.250%, 4/1/2023	1,518,810
500,000	Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, 144A, 4.375%, 4/16/2049	628,134
1,400,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, 144A, 3.250%, 4/28/2025	1,522,698
1,500,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, REGS, 4.100%, 4/28/2045	1,900,692
1,100,000	Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/12/2027	1,232,069
3,000,000	Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 4/12/2047	3,938,370
4,000,000	Southern Gas Corridor CJSC, Unsecd. Note, 144A, 6.875%, 3/24/2026	4,723,600
600,000	Tecpetrol S.A., Sr. Unsecd. Note, 144A, 4.875%, 12/12/2022	585,951
1,000,000	Thaioil Treasury Center Co. Ltd., Sr. Unsecd. Note, 144A, 2.500%, 6/18/2030	1,004,316
1,400,000	Thaioil Treasury Center Co. Ltd., Sr. Unsecd. Note, 144A, 3.500%, 10/17/2049	1,400,667
1,000,000	Thaioil Treasury Center Co. Ltd., Sr. Unsecd. Note, 144A, 3.750%, 6/18/2050	1,041,106
1,000,000	Thaioil Treasury Center Co. Ltd., Sr. Unsecd. Note, 144A, 5.375%, 11/20/2048	1,291,363
600,000	Transport de Gas Del Sur, Sr. Unsecd. Note, 144A, 6.750%, 5/2/2025	525,939
900,000	Transport de Gas Peru, 144A, 4.250%, 4/30/2028	988,704
1,100,000	Transprtdra De Gas Intl, Sr. Unsecd. Note, 144A, 5.550%, 11/1/2028	1,219,416
500,000	Tullow Oil PLC, Sr. Unsecd. Note, 144A, 6.250%, 4/15/2022	351,408
1,500,000	Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	897,173
2,000,000	Tupras Turkiye Petrol Rafinerileri A.S., Sr. Unsecd. Note, REGS, 4.500%, 10/18/2024	1,857,780
215,000	Ultrapar International SA, Sr. Unsecd. Note, 144A, 5.250%, 10/6/2026	225,709
2,000,000	Ultrapar International SA, Sr. Unsecd. Note, 144A, 5.250%, 6/6/2029	2,017,570
1,500,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 6.950%, 7/21/2027	1,125,000
420,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 8.500%, 6/27/2029	336,349
5,104,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	3,390,562
	TOTAL	173,256,694
	Other—0.0%
213,000	TransJamaican Highway Ltd., Sec. Fac. Bond, REGS, 5.750%, 10/10/2036	211,536
	Paper Products—0.2%
400,000	Fibria Overseas Finance, Sr. Unsecd. Note, 5.250%, 5/12/2024	432,918
1,800,000	Klabin Austria GmbH, Sr. Unsecd. Note, 144A, 7.000%, 4/3/2049	1,982,250
	TOTAL	2,415,168
	Pharmaceuticals—0.7%
1,000,000	Natura Cosmeticos S.A., Sr. Unsecd. Note, REGS, 5.375%, 2/1/2023	1,045,000
1,365,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	1,409,177
3,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.800%, 7/21/2023	2,915,220

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$1,500,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	$1,372,282
	TOTAL	6,741,679
	Rail Industry—0.1%
200,000	Georgian Railway JSC, Sr. Unsecd. Note, REGS, 7.750%, 7/11/2022	205,500
522,418	Panama Canal Railway Co., Sec. Fac. Bond, 144A, 7.000%, 11/1/2026	532,866
	TOTAL	738,366
	Real Estate—4.4%
2,000,000	ALdar Sukuk Ltd., Sr. Unsecd. Note, 4.750%, 9/29/2025	2,183,608
1,500,000	China Evergrande Group, Sec. Fac. Bond, 6.250%, 6/28/2021	1,468,125
3,000,000	China Evergrande Group, Sec. Fac. Bond, 7.500%, 6/28/2023	2,658,819
3,000,000	China Evergrande Group, Sec. Fac. Bond, 8.250%, 3/23/2022	2,854,253
3,575,000	China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	3,943,708
3,300,000	China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.950%, 11/15/2022	3,483,294
4,300,000	Country Garden Holdings Co., 4.750%, 1/17/2023	4,391,542
500,000	DIFC Sukuk Ltd., Sr. Unsecd. Note, 4.325%, 11/12/2024	514,117
700,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.875%, 3/21/2023	673,481
3,093,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, Series EMTN, 6.875%, 4/10/2022	3,024,304
2,000,000	Esic Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.939%, 7/30/2024	1,985,000
2,500,000	Franshion Brilliant Ltd., Sr. Unsecd. Note, 3.600%, 3/3/2022	2,539,830
2,500,000	Franshion Brilliant Ltd., Sub. Note, 5.750%, 7/17/2069	2,293,778
1,200,000	Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	1,244,027
5,000,000	Longfor Properties, Sr. Unsecd. Note, 4.500%, 1/16/2028	5,519,726
2,100,000	Shimao Group Holdings Ltd., Sr. Unsecd. Note, 4.750%, 7/3/2022	2,152,501
500,000	Theta Capital Pte ltd., Sr. Unsecd. Note, 8.125%, 1/22/2025	467,099
800,000	Trust Fibrauno, Sr. Unsecd. Note, 144A, 4.869%, 1/15/2030	803,752
800,000	Trust Fibrauno, Sr. Unsecd. Note, 144A, 6.390%, 1/15/2050	812,000
1,511,000	Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 1/23/2022	1,529,970
	TOTAL	44,542,934
	Retailers—0.8%
2,000,000	Eurotorg (Bonitron DAC), Sr. Unsecd. Note, REGS, 8.750%, 10/30/2022	2,028,000
800,000	Future Retail Ltd., Sec. Fac. Bond, REGS, 5.600%, 1/22/2025	522,178
1,100,000	Golden Eagle Retail Group Ltd., Sr. Unsecd. Note, REGS, 4.625%, 5/21/2023	1,090,375
3,700,000	JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	4,138,239
	TOTAL	7,778,792
	Sovereign—0.9%
1,000,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.250%, 3/20/2025	1,046,250
4,000,000	CBB International Sukuk Programme Co SPC, Sr. Unsecd. Note, 144A, 6.250%, 11/14/2024	4,324,800
4,000,000	Pakistan, Government of, Sr. Unsecd. Note, REGS, 5.625%, 12/5/2022	3,960,000
	TOTAL	9,331,050
	State/Provincial—0.3%
624,000	Brazil Minas SPE, 144A, 5.333%, 2/15/2028	644,280
1,879,000	Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	1,644,125
1,000,000	Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 7.875%, 6/15/2027	432,500
700,000	Provincia De Cordoba, Sr. Unsecd. Note, 144A, 7.450%, 9/1/2024	453,810
250,000	Provincia De Cordoba, Sr. Unsecd. Note, REGS, 7.450%, 9/1/2024	162,075
	TOTAL	3,336,790

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Steel—0.0%
$500,000		Usiminas International Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/18/2026	$498,220
		Technology Services—2.1%
2,300,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	2,626,428
2,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	2,215,408
4,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 4.200%, 12/6/2047	5,325,488
2,000,000		Baidu, Inc., Sr. Unsecd. Note, 3.425%, 4/7/2030	2,241,598
2,600,000		Baidu, Inc., Sr. Unsecd. Note, 3.625%, 7/6/2027	2,896,366
1,500,000		Baidu, Inc., Sr. Unsecd. Note, 3.875%, 9/29/2023	1,612,734
2,000,000		Baidu, Inc., Sr. Unsecd. Note, 4.375%, 3/29/2028	2,327,375
500,000		Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.595%, 1/19/2028	564,455
1,300,000		Xiaomi Best Time International Ltd., Sr. Unsecd. Note, 144A, 3.375%, 4/29/2030	1,345,936
		TOTAL	21,155,788
		Telecommunications & Cellular—3.0%
500,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	522,717
500,000		Axtel SAB de CV, Sr. Unsecd. Note, REGS, 6.375%, 11/14/2024	523,803
500,000		Bharti Airtel International Netherlands BV, Sr. Unsecd. Note, REGS, 5.350%, 5/20/2024	540,037
500,000		Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, 144A, 4.950%, 7/17/2030	514,850
453,000		Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, REGS, 5.375%, 9/27/2022	455,125
1,200,000		Comcel Trust, REGS, 6.875%, 2/6/2024	1,233,126
77,760		Digicel Group 0.5 Ltd., 144A, 8.000%, 4/1/2025	26,827
12,879		Digicel Group 0.5 Ltd., Conv. Bond, 144A, 7.000%, 10/1/2068	1,288
241,837		Digicel Group 0.5 Ltd., Term Loan—1st Lien, 10.000%, 4/1/2024	183,796
750,000		Digicel International Finance Ltd., 144A, 8.750%, 5/25/2024	758,437
500,000		Digicel Ltd., Sr. Unsecd. Note, REGS, 6.750%, 3/1/2023	342,500
1,000,000		HTA Group Ltd., Sr. Unsecd. Note, 144A, 7.000%, 12/18/2025	1,036,730
2,500,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	2,562,500
1,500,000		Kenbourne Invest SA, Sr. Unsecd. Note, REGS, 6.875%, 11/26/2024	1,537,965
800,000		Liquid Telecommunications Financing PLC, Sec. Fac. Bond, 144A, 8.500%, 7/13/2022	814,692
650,000		Millicom International Cellular S.A., Sr. Unsecd. Note, 144A, 6.250%, 3/25/2029	716,992
500,000		Millicom International Cellular S.A., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2026	546,158
500,000		Millicom International Cellular S.A., Sr. Unsecd. Note, REGS, 6.250%, 3/25/2029	551,532
500,000	[1]	Network i2i Ltd., Sub. Deb., REGS, 5.650%, 1/25/2025	495,625
1,800,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, 144A, 6.625%, 4/24/2028	1,771,798
1,000,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, REGS, 6.625%, 4/24/2028	984,332
2,000,000		Proven Honour Capital, Sr. Unsecd. Note, 4.125%, 5/6/2026	2,119,360
1,100,000		Saudi Telecom Co., Sr. Unsecd. Note, 144A, 3.890%, 5/13/2029	1,251,574
900,000		Telefon Celular Del Paraguay, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2027	955,764
3,000,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	2,943,669
3,500,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, REGS, 5.750%, 10/15/2025	3,514,420
300,000		VTR Comunicaciones SpA, Sec. Fac. Bond, 144A, 5.125%, 1/15/2028	319,875
1,000,000		Veon Holdings BV, Sr. Unsecd. Note, REGS, 4.000%, 4/9/2025	1,044,735
2,000,000		Veon Holdings BV, Sr. Unsecd. Note, REGS, 7.250%, 4/26/2023	2,220,962
		TOTAL	30,491,189
		Transportation—1.2%
2,000,000		Adani Ports and Special, Sr. Unsecd. Note, 144A, 4.200%, 8/4/2027	2,011,114
1,000,000		CAR, Inc., Sr. Unsecd. Note, 8.875%, 5/10/2022	855,020
2,000,000		DP World Crescent Ltd, Sr. Unsecd. Note, Series EMTN, 3.875%, 7/18/2029	2,085,284

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Transportation—continued
$500,000	DP World Crescent Ltd., Sr. Unsecd. Note, 144A, 4.848%, 9/26/2028	$563,750
3,000,000	DP World Ltd., Sr. Unsecd. Note, 144A, 4.700%, 9/30/2049	3,319,755
850,000	Empresa De Transporte ME, Sr. Unsecd. Note, 144A, 5.000%, 1/25/2047	1,053,401
800,000	Rumo Luxembourg Sarl, Sr. Unsecd. Note, 144A, 5.250%, 1/10/2028	832,240
1,500,000	Rumo Luxembourg Sarl, Sr. Unsecd. Note, 144A, 5.875%, 1/18/2025	1,578,592
	TOTAL	12,299,156
	Utilities—4.9%
1,000,000	ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, REGS, 5.950%, 12/15/2039	1,127,540
1,000,000	AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 10/7/2079	982,825
400,000	Adani Green Energy UP Ltd., Sec. Fac. Bond, 144A, 6.250%, 12/10/2024	423,046
1,800,000	Azure Power Energy Ltd., 144A, 5.500%, 11/3/2022	1,840,356
2,000,000	Cemig Geracao E Transmissao SA, Sr. Unsecd. Note, REGS, 9.250%, 12/5/2024	2,249,020
750,000	Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, 144A, 3.625%, 2/4/2025	746,962
1,450,000	Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, 144A, 4.625%, 2/4/2030	1,467,219
1,500,000	Comision Federal de Electricidad, Sr. Note, REGS, 4.875%, 5/26/2021	1,539,187
300,000	Consorcio Transmantaro S.A., Sr. Unsecd. Note, 144A, 4.700%, 4/16/2034	347,568
1,245,140	Empresa Electrica Cochra, 144A, 5.500%, 5/14/2027	1,280,938
500,000	Empresa Electrica Guarcolda SA, Sr. Unsecd. Note, REGS, 4.560%, 4/30/2025	409,406
800,000	Empresas Public Medelllin, Sr. Unsecd. Note, REGS, 4.250%, 7/18/2029	817,148
515,000	Enersis Americas SA, Sr. Unsecd. Note, 4.000%, 10/25/2026	558,806
1,700,000	Engie Energia Chile SA, Sr. Unsecd. Note, 144A, 4.500%, 1/29/2025	1,871,591
3,000,000	Eskom Holdings Ltd., REGS, 6.750%, 8/6/2023	2,888,700
4,200,000	Eskom Holdings Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	4,247,775
4,000,000	Eskom Holdings Ltd., Unsecd. Note, REGS, 7.125%, 2/11/2025	3,830,460
1,500,000	Greenko Solar (Mauritius) Ltd., 144A, 5.950%, 7/29/2026	1,528,143
285,000	Indo Energy Finance II, REGS, 6.375%, 1/24/2023	274,471
1,400,000	Inkia Energy Ltd., Sr. Unsecd. Note, REGS, 5.875%, 11/9/2027	1,429,995
850,000	Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	672,562
900,000	Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	1,026,715
2,200,000	Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.125%, 4/4/2026	1,963,852
240,325	LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	275,003
500,000	Listrindo Capital BV, Sr. Unsecd. Note, REGS, 4.950%, 9/14/2026	518,750
1,050,000	Minejesa Capital BV, Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	1,122,760
1,750,000	Mong Duong Finance Holdings B.V., 144A, 5.125%, 5/7/2029	1,768,445
650,000	Neerg Energy Ltd., Sr. Secd. Note, 144A, 6.000%, 2/13/2022	653,271
60,000	Pan American Energy LLC, Sr. Unsecd. Note, REGS, 7.875%, 5/7/2021	61,454
2,500,000	Power Sector Assets & Liabilities Management Corp., Company Guarantee, REGS, 7.390%, 12/2/2024	3,130,977
1,555,000	ReNew Power Ltd., Sec. Fac. Bond, REGS, 6.450%, 9/27/2022	1,592,126
200,000	Rio Energy SA / UGEN SA/ UENSA SA, 144A, 6.875%, 2/1/2025	135,500
1,000,000	Saudi Electricity Global, Sr. Unsecd. Note, REGS, 5.060%, 4/8/2043	1,281,486
2,400,000	State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 5/2/2028	2,853,147
1,300,000	Termocandelaria Power, Sr. Unsecd. Note, 144A, 7.875%, 1/30/2029	1,369,628
800,000	Yingde Gases Investment Ltd., 144A, 6.250%, 1/19/2023	829,296
	TOTAL	49,116,128
	TOTAL CORPORATE BONDS (IDENTIFIED COST $579,581,188)	613,016,169

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—36.3%
		Banking—0.1%
$500,000		Banque Centrale de Tunisia International Bond, Sr. Unsecd. Note, REGS, 5.750%, 1/30/2025	$458,745
		Corporate—0.1%
1,000,000		1MDB Global Investments Ltd., Sr. Unsecd. Note, REGS, 4.400%, 3/9/2023	987,668
		Sovereign—36.1%
500,000		Abu Dhabi, Government of, Sr. Unsecd. Note, 144A, 3.125%, 4/16/2030	563,115
300,000		Abu Dhabi, Government of, Sr. Unsecd. Note, 144A, 3.875%, 4/16/2050	379,872
2,000,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	1,665,000
1,500,000		Angola, Government of, Sr. Unsecd. Note, REGS, 8.000%, 11/26/2029	1,248,750
1,500,000		Angola, Government of, Sr. Unsecd. Note, REGS, 8.250%, 5/9/2028	1,267,500
3,500,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	2,861,110
4,100,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.375%, 5/8/2048	3,357,285
4,500,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.500%, 11/12/2025	4,094,595
4,206,114	[2,3]	Argentina, Government of, Note, Series NY, 8.280%, 12/31/2033	2,134,603
3,500,000	[4]	Argentina, Government of, Sr. Unsecd. Note, 4.625%, 1/11/2023	1,545,285
5,000,000	[4]	Argentina, Government of, Sr. Unsecd. Note, 5.625%, 1/26/2022	2,207,500
14,700,000	[4]	Argentina, Government of, Sr. Unsecd. Note, 5.875%, 1/11/2028	6,174,000
1,500,000	[2,3]	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 4/22/2021	673,500
12,105,000	[4]	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/26/2027	5,114,362
12,130,000	[4]	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/11/2048	5,033,950
3,000,000	[2,3]	Argentina, Government of, Sr. Unsecd. Note, 7.125%, 6/28/2117	1,242,000
6,000,000		Argentina, Government of, Sr. Unsecd. Note, 7.500%, 4/22/2026	2,580,000
3,280,000	[2,3]	Argentina, Government of, Sr. Unsecd. Note, 7.625%, 4/22/2046	1,394,000
2,450,000	[2,3]	Argentina, Government of, Sr. Unsecd. Note, 8.000%, 10/8/2020	1,127,000
5,200,000		Argentina, Government of, Sr. Unsecd. Note, Series NY, 3.750%, 12/31/2038	2,168,400
4,500,000		Argentina, Government of, Unsecd. Note, 8.750%, 5/7/2024	1,732,500
2,500,000		Azerbaijan, Government of, Sr. Unsecd. Note, REGS, 3.500%, 9/1/2032	2,488,000
2,000,000		Bahrain, Government of, REGS, 6.125%, 8/1/2023	2,128,440
1,000,000		Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.000%, 10/12/2028	1,117,948
3,800,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 6.750%, 9/20/2029	4,200,672
2,300,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	2,581,649
2,500,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	2,794,870
500,000		Belarus, Government of, Sr. Unsecd. Note, 144A, 5.875%, 2/24/2026	483,500
2,350,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	2,684,875
3,000,000		Brazil, Government of, Sr. Unsecd. Note, 3.875%, 6/12/2030	3,057,030
1,000,000		Brazil, Government of, Sr. Unsecd. Note, 4.625%, 1/13/2028	1,095,000
6,000,000		Brazil, Government of, Sr. Unsecd. Note, 4.750%, 1/14/2050	6,202,500
3,000,000		Brazil, Government of, Unsecd. Note, 4.500%, 5/30/2029	3,231,000
800,000		Cameroon, Government of, Sr. Unsecd. Note, 144A, 9.500%, 11/19/2025	848,214
500,000		Costa Rica, Government of, 144A, 4.375%, 4/30/2025	462,500
4,900,000		Costa Rica, Government of, 144A, 5.625%, 4/30/2043	3,986,150
800,000		Costa Rica, Government of, REGS, 4.375%, 4/30/2025	740,000
260,000		Costa Rica, Government of, Sr. Unsecd. Note, 144A, 6.125%, 2/19/2031	235,716
500,000		Costa Rica, Government of, Sr. Unsecd. Note, 144A, 7.000%, 4/4/2044	444,500
300,000		Costa Rica, Government of, Sr. Unsecd. Note, 144A, 7.158%, 3/12/2045	267,450
1,400,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 7.158%, 3/12/2045	1,248,100
2,500,000		Dominican Republic, Government of, 144A, 5.875%, 4/18/2024	2,622,500
5,400,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.950%, 1/25/2027	5,729,400

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$8,100,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.850%, 1/27/2045	$8,565,750
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 7/19/2028	531,250
4,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.500%, 2/15/2048	4,074,000
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	562,750
766,667		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.500%, 5/6/2021	794,267
500,000		Dubai, Government of, Series EMTN, 5.250%, 1/30/2043	573,578
1,400,000		Ecuador, Government of, Sr. Unsecd. Note, 144A, 7.875%, 3/27/2025	724,500
5,000,000		Ecuador, Government of, Sr. Unsecd. Note, 144A, 7.875%, 1/23/2028	2,500,000
3,000,000		Ecuador, Government of, Sr. Unsecd. Note, 144A, 8.875%, 10/23/2027	1,522,500
4,600,000		Ecuador, Government of, Sr. Unsecd. Note, 144A, 9.500%, 3/27/2030	2,380,500
300,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 8.750%, 6/2/2023	161,250
1,100,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 8.875%, 10/23/2027	558,250
2,300,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 9.625%, 6/2/2027	1,184,500
1,300,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 9.650%, 12/13/2026	663,000
4,500,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 10.650%, 1/31/2029	2,311,875
EGP 38,000,000	[5]	Egypt Treasury Bill, Unsecd. Deb., Series 273D, 12.500%, 11/3/2020	2,303,305
EGP 32,900,000	[5]	Egypt Treasury Bill, Unsecd. Deb., Series 273D, 13.750%, 8/25/2020	2,046,546
EUR 1,500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	1,635,131
$800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	756,704
2,500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	2,548,185
4,000,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.625%, 5/29/2032	3,910,800
2,800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.700%, 3/1/2049	2,769,603
1,200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	1,199,760
1,500,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 5.875%, 6/11/2025	1,514,625
4,500,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	4,438,125
3,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.600%, 3/1/2029	3,057,822
5,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.903%, 2/21/2048	4,596,550
1,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 8.150%, 11/20/2059	928,640
1,000,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 7.124%, 1/20/2050	829,000
600,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 5.875%, 1/30/2025	541,800
2,000,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 6.375%, 1/18/2027	1,778,000
1,000,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.650%, 6/15/2035	895,000
1,000,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.750%, 1/24/2023	980,000
1,300,000		Ethiopia, Government of, Sr. Unsecd. Note, REGS, 6.625%, 12/11/2024	1,287,546
3,000,000		Gabon, Government of, REGS, 6.375%, 12/12/2024	2,940,000
1,300,000		Gabon, Government of, Sr. Secd. Note, 144A, 6.625%, 2/6/2031	1,233,838
2,300,000		Ghana, Government of, Sr. Unsecd. Note, 144A, 7.875%, 2/11/2035	2,036,420
4,000,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 6.375%, 2/11/2027	3,690,000
2,500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/16/2029	2,326,250
2,500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 8.950%, 3/26/2051	2,257,500
1,500,000		Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	1,793,805
300,000		Guatemala, Government of, REGS, 4.875%, 2/13/2028	333,300
725,000		Guatemala, Government of, Sr. Unsecd. Note, 144A, 5.375%, 4/24/2032	830,125
1,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.375%, 6/5/2027	1,074,000
500,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 5.750%, 6/6/2022	529,750
250,000		Honduras, Government of, Sr. Unsecd. Note, 144A, 5.625%, 6/24/2030	263,125
500,000		Honduras, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/15/2024	546,500

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$102,000		Hungary, Government of, 6.375%, 3/29/2021	$105,772
1,600,000		Indonesia, Government of, Sr. Sub. Secd. Note, 144A, 2.300%, 6/23/2025	1,644,000
1,600,000		Indonesia, Government of, Sr. Unsecd. Note, 144A, 2.800%, 6/23/2030	1,670,000
1,500,000		Iraq, Government of, Sr. Unsecd. Note, REGS, 6.752%, 3/9/2023	1,428,750
EUR 738,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	806,649
$1,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	975,000
3,320,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	3,208,116
2,500,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	2,546,750
500,000		Jamaica, Government of, 7.875%, 7/28/2045	652,500
800,000		Jamaica, Government of, Sr. Unsecd. Note, 6.750%, 4/28/2028	928,400
2,000,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 5.850%, 7/7/2030	1,999,582
1,950,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 10/10/2047	2,036,258
4,500,000		Kenya, Government of, REGS, 6.875%, 6/24/2024	4,565,340
1,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.000%, 5/22/2027	983,750
3,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.250%, 2/28/2048	2,934,300
2,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.375%, 5/14/2030	2,290,400
2,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.500%, 9/20/2047	2,231,656
1,700,000	[2,3]	Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 10/4/2022	288,116
1,000,000	[4]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 1/27/2023	160,200
1,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.375%, 7/12/2023	1,025,970
4,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	3,804,240
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.143%, 2/23/2030	1,917,760
6,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/21/2025	6,181,200
3,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.747%, 1/21/2031	3,081,420
3,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 9.248%, 1/21/2049	3,092,250
3,500,000		Nigeria, Government of, Unsecd. Note, REGS, 7.875%, 2/16/2032	3,374,000
4,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 5.625%, 1/17/2028	3,786,032
2,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.000%, 8/1/2029	1,895,000
3,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 3.875%, 3/8/2022	2,966,772
2,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 4.125%, 1/17/2023	1,964,216
3,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 4.875%, 2/1/2025	2,890,500
1,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 5.375%, 3/8/2027	945,830
3,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	2,655,216
700,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	687,120
3,500,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 8.250%, 9/30/2025	3,683,750
1,100,000		Panama, Government of, Sr. Unsecd. Note, 3.870%, 7/23/2060	1,371,150
526,000		Papua New Guinea, Government of, Sr. Unsecd. Note, REGS, 8.375%, 10/4/2028	531,260
1,400,000		Qatar, Government of, Sr. Unsecd. Note, 144A, 4.400%, 4/16/2050	1,900,500
1,500,000		Qatar, Government of, Sr. Unsecd. Note, 144A, 4.817%, 3/14/2049	2,141,388
300,000		Romania, Government of, REGS, 4.375%, 8/22/2023	322,887
1,000,000		Romania, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/14/2051	1,047,848
RUB 141,000,000		Russia, Government of, Series 6212, 7.050%, 1/19/2028	2,070,052
$1,000,000		Russia, Government of, Sr. Unsecd. Note, REGS, 5.250%, 6/23/2047	1,364,600
400,000		Russian Federation, Sr. Unsecd. Note, REGS, 4.375%, 3/21/2029	458,500
1,000,000		Saudi Arabia, Government of, 144A, 5.250%, 1/16/2050	1,417,700
3,700,000		Senegal, Government of, Unsecd. Note, 144A, 6.250%, 5/23/2033	3,668,365
500,000		Senegal, Government of, Unsecd. Note, REGS, 6.250%, 7/30/2024	522,240

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$300,000		Serbia, Government of, REGS, 7.250%, 9/28/2021	$319,266
ZAR 32,000,000		South Africa, Government of, Series R209, 6.250%, 3/31/2036	1,241,773
$3,000,000		South Africa, Government of, Sr. Unsecd. Note, 4.300%, 10/12/2028	2,818,200
2,000,000		South Africa, Government of, Sr. Unsecd. Note, 4.850%, 9/30/2029	1,918,688
2,000,000		South Africa, Government of, Sr. Unsecd. Note, 5.000%, 10/12/2046	1,666,336
2,075,000		South Africa, Government of, Sr. Unsecd. Note, 5.750%, 9/30/2049	1,843,056
1,500,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 5.750%, 4/18/2023	1,200,042
1,500,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 7.550%, 3/28/2030	1,102,501
1,000,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/3/2025	760,025
2,800,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 6.750%, 4/18/2028	2,044,000
900,000		State of Israel, Sr. Unsecd. Note, 3.875%, 7/3/2050	1,120,050
500,000		Trinidad and Tobago, Government of, Sr. Unsecd. Note, 144A, 4.500%, 6/26/2030	491,000
5,900,000		Turkey, Government of, 3.250%, 3/23/2023	5,457,500
3,000,000		Turkey, Government of, 5.125%, 2/17/2028	2,649,900
4,000,000		Turkey, Government of, 5.750%, 3/22/2024	3,828,640
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.250%, 4/14/2026	1,744,600
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 10/9/2026	2,668,320
4,500,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	3,399,840
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 5.125%, 3/25/2022	2,942,630
3,800,000		Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	3,268,403
5,500,000		Turkey, Government of, Sr. Unsecd. Note, 5.600%, 11/14/2024	5,232,975
1,400,000		Turkey, Government of, Sr. Unsecd. Note, 5.625%, 3/30/2021	1,403,500
7,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	5,697,792
2,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 3/25/2027	2,348,750
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	2,792,424
5,340,000		Turkey, Government of, Sr. Unsecd. Note, 6.350%, 8/10/2024	5,211,498
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 8.000%, 2/14/2034	1,033,296
1,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.375%, 9/25/2032	981,020
4,500,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2022	4,677,318
3,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2023	3,112,200
5,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2024	5,169,000
5,800,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2025	5,981,424
1,505,000	[3]	Ukraine, Government of, Unsecd. Note, Series GDP, 144A, 0.000%, 5/31/2040	1,319,885
1,100,000		Uruguay, Government of, Sr. Unsecd. Note, 4.975%, 4/20/2055	1,529,000
4,653,000	[2,3]	Venezuela, Government of, 7.000%, 3/31/2038	318,731
6,920,000	[2,3]	Venezuela, Government of, 8.250%, 10/13/2024	474,020
2,000,000	[2,3]	Venezuela, Government of, 9.250%, 5/7/2028	137,000
		TOTAL	364,321,974
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $357,067,362)	365,768,387
		COMMON STOCK—0.1%
		Oil & Gas—0.1%
113,696		Petroleo Brasileiro SA, ADR (IDENTIFIED COST $995,886)	985,744

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	INVESTMENT COMPANY—1.0%
9,821,659	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.21%[6] (IDENTIFIED COST $9,827,552)	$9,827,552
	TOTAL INVESTMENT IN SECURITIES—98.1% (IDENTIFIED COST $947,471,988)	989,597,852
	OTHER ASSETS AND LIABILITIES - NET—1.9%[7]	19,595,233
	TOTAL NET ASSETS—100%	$1,009,193,085
At July 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[3]United States Treasury Note 10-Year Short Futures	180	$25,214,063	September 2020	$(236,671)
The average notional value of short futures contracts held by the Fund throughout the period was $26,074,705. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At July 31, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
8/10/2020	Barclays Bank PLC Wholesale	1,525,302 AUD	$1,045,100	$44,674
8/10/2020	JPMorgan Chase	1,000,000 EUR	$1,082,111	$95,985
8/10/2020	JPMorgan Chase	8,784,939 MXN	$400,000	$(5,579)
8/11/2020	Credit Agricole CIB	15,620,205 ZAR	$900,000	$13,092
9/17/2020	BNP Paribas SA	93,000,000 MXN	$3,978,589	$176,724
11/3/2020	Barclays Bank PLC Wholesale	36,630,000,000 IDR	$2,462,107	$24,308
Contracts Sold:
8/10/2020	Barclays Bank PLC Wholesale	1,599,161 AUD	$1,045,100	$(97,444)
8/10/2020	JPMorgan Chase	1,000,000 EUR	$1,090,791	$(87,306)
8/10/2020	JPMorgan Chase	9,027,432 MXN	$400,000	$(5,308)
8/11/2020	Credit Agricole CIB	15,750,542 ZAR	$900,000	$(20,710)
9/10/2020	BNP Paribas SA	70,900,000 EGP	$4,253,149	$(150,362)
9/16/2020	Citibank N.A.	2,150,000 EUR	$2,452,074	$(82,832)
9/16/2020	Citibank N.A.	162,350,000 RUB	$2,253,263	$76,134
9/16/2020	BNP Paribas SA	22,700,000 ZAR	$1,316,747	$(5,042)
9/17/2020	BNP Paribas SA	93,000,000 MXN	$4,085,967	$(69,347)
10/30/2020	State Street Bank & Trust Co.	2,150,000 EUR	$56,035,880	$(46,579)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(139,592)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $101,618 and $261,063, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

At July 31, 2020, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 7/31/2020[8]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays Capital, Inc.	Kingdom of Saudi Arabia	Buy	1.00%	6/20/2025	0.92%	$9,800,000	$(38,806)	$272,519	$(311,325)
Goldman Sachs and Morgan Stanley	Republic of Brazil	Sell	1.00%	6/20/2025	2.19%	$14,000,000	$(753,957)	$(1,215,205)	$461,248
Morgan Stanley	Republic of Colombia	Sell	1.00%	6/20/2025	1.29%	$2,800,000	$(37,969)	$(147,456)	$109,487
Barclays Capital, Inc.	Republic of Indonesia	Sell	1.00%	6/20/2025	1.16%	$8,000,000	$(60,171)	$(71,764)	$11,593
Barclays Capital, Inc.	Republic of the Philippines	Sell	1.00%	6/20/2025	0.56%	$5,000,000	$105,267	$103,514	$1,753
Morgan Stanley	Republic of Turkey	Sell	1.00%	6/20/2025	5.84%	$9,600,000	$(1,819,552)	$(1,600,578)	$(218,974)
Barclays Capital, Inc.	Sultanate of Oman	Buy	1.00%	6/20/2025	4.70%	$9,800,000	$1,481,623	$2,231,220	$(749,597)
TOTAL CREDIT DEFAULT SWAPS							$(1,123,565)	$(427,750)	$(695,815)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $39,410,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put options held by the Fund throughout the period was $145. This is based on amounts held as of each month end throughout the nine-month period.
The average market value of written put and call options held by the Fund throughout the period was $7,946 and $102,374, respectively. This is based on amounts held as of each month-end throughout the nine-month period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and the value of Swap Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holding during the period ended July 31, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2019	15,982,156
Purchases/Additions	446,505,704
Sales/Reductions	(452,666,201)
Balance of Shares Held 7/31/2020	9,821,659
Value	$9,827,552
Change in Unrealized Appreciation/Depreciation	$(1,464)
Net Realized Gain/(Loss)	$3,801
Dividend Income	$118,017
1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Issuer in default.
3	Non-income-producing security.
4	Subsequent to 7/31/2020, issuer was declared to be in default.
5	Discount rate at time of purchase.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.

8	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Funds Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$613,016,169	$—	$613,016,169
Foreign Governments/Agencies	—	365,768,387	—	365,768,387
Equity Securities:
Common Stocks	985,744	—	—	985,744
Investment Company	9,827,552	—	—	9,827,552
TOTAL SECURITIES	$10,813,296	$978,784,556	$—	$989,597,852
Other Financial Instruments
Assets
Foreign Exchange Contracts	$—	$430,917	$—	$430,917
Swaps Contracts	—	1,586,890	—	1,586,890
Liabilities
Futures Contracts	$(236,671)	$—	$—	$(236,671)
Foreign Exchange Contracts	—	(570,509)	—	(570,509)
Swaps Contracts	—	(2,710,455)	—	(2,710,455)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(236,671)	$(1,263,157)	$—	$(1,499,828)
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
CJSC	—Closed Joint Stock Company
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro Currency
GMTN	—Global Medium Term Note
IDR	—Indonesian Rupiah
JSC	—Joint Stock Company
MXN	—Mexican Peso
RUB	—Russian Ruble
ZAR	—South African Rand